Cover	Feb. 14, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2022
Entity File Number	001-41271
Entity Registrant Name	Evergreen Corporation
Entity Central Index Key	0001900402
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	15-04, The Pinnacle
Entity Address, Address Line Two	Persiaran Lagoon
Entity Address, Address Line Three	Bandar Sunway
Entity Address, City or Town	Petaling Jaya
Entity Address, Country	MY
Entity Address, Postal Zip Code	Selangor
City Area Code	+1
Local Phone Number	786 406 6082
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one redeemable warrant
Trading Symbol	EVGRU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	EVGR
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	EVGRW
Security Exchange Name	NASDAQ